Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The Company depreciates the cost of property and equipment over their estimated useful lives at the following annual rates:
Computers and office equipment	3-7 years straight-line basis
Vehicles	3-5 years straight-line basis
Leasehold improvements	5 years straight-line basis
Software	5 years straight-line basis
Machinery and equipment	5 years straight-line basis
Property and equipment are stated at cost. The Company depreciates the cost of property and equipment over their estimated useful lives at the following annual rates:
Computers and office equipment	3-7 years straight-line basis
Vehicles	3-5 years straight-line basis
Leasehold improvements	5 years straight-line basis
Software	5 years straight-line basis
Machinery and equipment	5 years straight-line basis

Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis	The Company’s financial assets and liabilities carried at fair value measured on a recurring basis as of September 30, 2024 and December 31, 2023 consisted of the following:
	Total fair value at September 30, 2024	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
Description:
Warrant liabilities (1)	$117,120	$-	$-	$117,120
	Total fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
Description:
Warrant liabilities (1)	$833,615	$-	$-	$833,615
The Company’s financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2023 and 2022 consisted of the following:
	Total fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
Description:
Warrant liabilities (1)	$833,615	$-	$-	$833,615
	Total fair value at December 31, 2022	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
Description:
Derivative liabilities (1)	$8,044,931	$-	$-	$8,044,931
(1)	The Company estimated the fair value of these warrant liabilities and derivative liabilities using either the Monte-Carlo model or the Black-Scholes model.

Schedule of Disaggregates its Revenue from Contracts with Customers by Contract Type	The Company disaggregates its revenue from contracts with customers by service type. See the below table:
Revenue by service type	Year Ended December 31, 2023	Year Ended December 31, 2022
Technology Solutions	$-	$-
Managed Services	6,906,160	8,564,776
Total	$6,906,160	$8,564,776